Label	Element	Value
Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objectives of the Fund are long-term capital appreciation and capital preservation.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	A secondary investment objective is current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated.  The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same each year.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a portfolio of equity and debt securities.  Under normal circumstances, the Fund will invest at least 25% of its total assets in common stocks and a variety of securities convertible into common stock such as rights, warrants and convertible preferred stock.  The Fund may invest in the equity securities of issuers of all sizes, including smaller and medium sized companies (we consider smaller or medium sized stocks to be those having a market capitalization less than $10 billion at the time of initial purchase).  Also, under normal circumstances, the Fund will invest at least 25% of its total assets in investment-grade debt securities (we consider investment grade to mean rated at least BBB- by one or more nationally recognized credit ratings firms) such as U.S. Government securities (including agency securities, and securities issued by government-sponsored enterprises such as Fannie Mae and Freddie Mac, including their mortgage-backed securities), corporate debt securities, other mortgage-backed securities and asset-backed securities.  The Fund may invest in debt securities of all maturities.  The Fund may also invest up to 20% of its total assets in debt securities which are unrated or non-investment grade (non-investment grade securities are commonly referred to as “junk bonds”); however, U.S. Government securities, as described above, even if unrated, do not count toward this 20% limit.  The Fund may invest in derivatives instruments, such as options, futures contracts, including interest rate futures, and options on futures.  These investments will typically be made for investment purposes consistent with the Fund's investment objective and may also be used to mitigate or hedge risks within the portfolio or for the temporary investment of cash balances.  These derivative instruments will count toward the Fund's 25% policy for investment grade debt securities only if they have economic characteristics similar to the securities included within that policy.  The Fund may invest in equity or debt securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies.  As part of the Fund’s strategy, the Fund may concentrate its investments in securities of relatively few issuers.

The Fund’s investment strategy (which we call “value investing”) is based on our belief that prices fluctuate around the true value of a security.  For the equity portion of the Fund we seek to identify the securities of growing, well-managed businesses which have honest, competent management.  We then estimate the price that an informed, rational buyer would pay for 100% of the business (i.e., the private market value).  At the heart of the process is an estimate of the value today of the right to receive all of the cash that a business will generate for its owners in the future.  The valuation may focus on asset values, earnings power andthe intangible value of a company’s “franchise” in its market or a combination of these variables, depending on the nature of the business.

The Fund then tries to buy shares of the company’s stock at a significant discount to this “private market value.”  We invest with a multiple-year time horizon.  The Fund anticipates that the stock price will rise as the value of the business grows and as the valuation discount narrows.  Ideally the business value grows and the stock continues to trade at a discount for long periods of time.  We generally will sell these stocks as they approach or exceed our estimate of private market value.

The Fund’s investment strategy with respect to debt securities is to select debt securities whose yield is sufficiently attractive in view of the risks of ownership.  We consider a number of factors such as the security’s price, coupon and yield-to-maturity, as well as the credit quality of the issuer in deciding whether to invest in a particular debt security.  In addition, we review the terms of the debt security, including subordination, default, sinking fund and early redemption provisions.

We do not try to “time” the market.  However, if there is cash available for investment and there are not securities which meet the Fund’s investment criteria or if we determine that market conditions warrant, the Fund may invest without limitation in cash and cash equivalents such as U.S. Government securities or government money market fund shares.  In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   Market Risk   As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors.  You may lose money if you invest in the Fund.

•   Investment in Undervalued Securities   Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.  Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

•   Concentrated Portfolio Risk   Because the Fund invests in relatively few holdings, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds.  This may increase volatility.  The Fund will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer.

•   Larger Company Risk   Although securities issued by larger companies tend to have less overall volatility than securities issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, and their stocks may suffer sharper price declines if earnings disappointments occur.

•   Medium Company Risk   Securities of medium capitalization companies may be subject to greater price volatility and lower trading volumes than securities of larger companies.  Because these companies frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

•   Smaller Company Risk   Smaller capitalization companies may not have the size, resources or other assets of larger capitalization companies.  The prices of such issuers can fluctuate more than the stocks of larger companies and they may not necessarily correspond to changes in the stock market in general.

•   Non-U.S. Securities Risk   The Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies.  Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.

•   Interest Rate Risk   The market value of debt securities is significantly affected by changes in interest rates.  When interest rates go up, the value of a debt security goes down, and when interest rates go down, the value of a debt security goes up.  Interest rates currently are at, or near, historic lows, and may increase, with potentially sudden and unpredictable effects on the markets and the Fund’s investments.  Debt securities with longer durations tend to be more sensitive to changes in interest rates, often making them more volatile in response to interest rate changes than debt securities with shorter durations.

•   Credit Risk   When a debt security is purchased, its anticipated yield is dependent on the timely payment by the issuer of each installment of interest and principal.  Lower-rated debt securities can have speculative characteristics, and changes in economic conditions or other circumstances may be more likely to lead to a weakened capacity to make principal and interest payments than is the case with investment grade securities.

•   Non-Investment Grade Debt (Junk Bond) Securities Risk   Non-investment grade debt securities are speculative and involve a greater risk of default and price change than investment grade debt securities due to changes in the issuer’s creditworthiness. The market prices of these securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in response to adverse economic changes or issuer developments.

•   Call Risk   Certain debt securities may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date.  This risk increases when market interest rates are declining, because issuers may find it desirable to refinance by issuing new securities at lower interest rates.  If a security held by the Fund is called during a period of declining interest rates, the Fund will likely reinvest the proceeds received by it at a lower interest rate than that of the called security, causing a decrease in the Fund’s income.

•    Debt Securities Liquidity Risk   Debt securities purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to, among other things, events relating to the issuer of the securities (e.g., changes to the market's perception of the credit quality of the issuer), market events, economic conditions, investor perceptions or lack of market participants. The Fund may be unable to sell illiquid securities on short notice or only at a price below current value.

•   Mortgage-Backed (and Other Asset-Backed) Securities Risk   Mortgage-backed securities (and other asset-backed securities) are generally structured for the securities holders to receive periodic payments as the securities issuer receives payments of principal and/or interest on the mortgages (or loans) in an underlying mortgage pool (or loan pool).  Sometimes these securities are issued in separate tranches, which can mean the securities holders of one tranche receive payment in full before the securities holders of another tranche receive any payments.  Also sometimes credit support is provided for these securities, which can mean the securities issuer, an affiliated party or a third party provides additional assets, or makes additional promises, with respect to payment to the securities holders.  Risks to the securities holders can include (i) the underlying mortgage pool (or loan pool) may not pay as expected (including, changes in interest rates may affect the prepayment experience of the pool, which may change the timing of payments on the securities), (ii) the securities issuer may have insufficient cash to make payment on the securities generally, or on certain tranches of securities in particular and (iii) the credit support may be insufficient to make payment on the securities.

•   Government-Sponsored Enterprises Risk   The Fund may invest in certain government-sponsored enterprises whose obligations are not direct obligations of the U.S. Treasury.  Such entities may include, without limitation, the Federal Home Loan Banks (“FHLB”), Federal Farm Credit Banks (“FFCB”), Fannie Mae and Freddie Mac.  Entities such as FHLB and FFCB, although chartered or sponsored by Congress, are not funded by Congressional appropriations and the debt and mortgage-backed securities issued by such agencies are neither guaranteed nor insured by the U.S. Government.  In 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship, which, in effect, caused Fannie Mae and Freddie Mac to become supported by the U.S. Government.  No assurance can be given as to whether the U.S. Government will continue to support Fannie Mae and Freddie Mac.  In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether.  Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations which may have an adverse effect on these entities.

•   Derivatives Risk   Derivatives, such as options, futures contracts, and options on futures contracts, are investments whose value is derived from the value of an underlying instrument, such as a security, ETF, asset, reference rate or index.  Derivative strategies may involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument.  Futures transactions and their related options also involve brokerage costs and require the Fund to segregate liquid assets to cover its performance under such contracts.  In addition, derivatives are also subject to liquidity risk, counterparty credit risk, interest rate risk, and market risk.  The Fund’s overall performance could be adversely affected by entering into such contracts if Weitz Inc.’s judgment with respect to the investment proves incorrect.

•   Failure to Meet Investment Objective   There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes.  The Standard & Poor’s 500 Index is generally representative of the market for the stocks of large-size U.S. companies.  The Bloomberg Barclays Intermediate U.S. Government/Credit Index is an unmanaged index consisting of government securities and publicly issued corporate debt with maturities from one to ten years.  The Blended Index reflects an unmanaged portfolio of 60% of the S&P 500 and 40% of the Bloomberg Barclays Intermediate U.S. Government/Credit Index.  All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.  Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waivers and/or reimbursements.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.  Updated performance information is available at weitzinvestments.com or by calling us toll-free at 800-304-9745.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year over the period indicated and by showing how the Fund’s average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Blended Index reflects an unmanaged portfolio of 60% of the S&P 500 and 40% of the Bloomberg Barclays Intermediate U.S. Government/Credit Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-304-9745
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	weitzinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s year-to-date return for the nine months ended September 30, 2016 was 4.13%.

Best and Worst Performing Quarters (during the period shown above)

	Quarter/Year	Total Return
Best Quarter	2nd Quarter 2009	13.95%
Worst Quarter	4th Quarter 2008	-15.68%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.68%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2015)
Balanced Fund | Standard & Poor’s 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.31%
Balanced Fund | Bloomberg Barclays Intermediate U.S. Government/Credit Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.04%
Balanced Fund | Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.29%
Balanced Fund | Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchase	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,352
Annual Return 2006	rr_AnnualReturn2006	14.33%
Annual Return 2007	rr_AnnualReturn2007	(5.26%)
Annual Return 2008	rr_AnnualReturn2008	(26.82%)
Annual Return 2009	rr_AnnualReturn2009	28.77%
Annual Return 2010	rr_AnnualReturn2010	15.66%
Annual Return 2011	rr_AnnualReturn2011	2.27%
Annual Return 2012	rr_AnnualReturn2012	10.91%
Annual Return 2013	rr_AnnualReturn2013	15.46%
Annual Return 2014	rr_AnnualReturn2014	3.79%
Annual Return 2015	rr_AnnualReturn2015	(1.11%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.11%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.73%
Balanced Fund | Balanced Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.33%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.93%
Balanced Fund | Balanced Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.60%